Goodwill and Intangible Assets (Details) - Schedule of identifiable intangible assets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized
Amortized intangible assets, Carrying Value	$ 4,060,431
Indefinite-lived
Indefinite-lived Intangible assets, Gross Amount	6,968,163	2,885,900	$ 2,885,900
Indefinite-lived Intangible assets, Accumulated Amortization	(65,386)	(43,554)	(16,653)
Indefinite-lived intangible assets, Impairment	(361,218)	(361,218)
Indefinite-lived intangible assets, Carrying Value	$ 6,541,559	$ 2,481,128	$ 2,869,247
Customer relationships [Member]
Amortized
Amortized intangible assets, Estimated Useful Life (Years)	6 years	6 years	6 years
Amortized intangible assets, Gross Amount	$ 215,900	$ 215,900	$ 215,900
Amortized intangible assets, Accumulated Amortization	(43,554)	(43,554)	(16,653)
Amortized intangible assets, Impairment	(27,023)	(27,023)
Amortized intangible assets, Carrying Value	$ 145,323	145,323	199,247
Patent [Member]
Amortized
Amortized intangible assets, Estimated Useful Life (Years)	10 years
Amortized intangible assets, Gross Amount	$ 873,263
Amortized intangible assets, Accumulated Amortization	(21,832)
Amortized intangible assets, Impairment
Amortized intangible assets, Carrying Value	851,431
Total amortized [Member]
Amortized
Amortized intangible assets, Gross Amount	1,089,163	215,900	215,900
Amortized intangible assets, Accumulated Amortization	(65,386)	(43,554)	(16,653)
Amortized intangible assets, Impairment	(27,023)	(27,023)
Amortized intangible assets, Carrying Value	$ 996,754	$ 145,323	$ 199,247
In-process research and development [Member]
Indefinite-lived
Indefinite-lived intangible assets, Estimated Useful Life (Years)	Indefinite
Indefinite-lived Intangible assets, Gross Amount	$ 3,209,000
Indefinite-lived Intangible assets, Accumulated Amortization
Indefinite-lived intangible assets, Impairment
Indefinite-lived intangible assets, Carrying Value	$ 3,209,000
Trademark/trade name [Member]
Indefinite-lived
Indefinite-lived intangible assets, Estimated Useful Life (Years)	Indefinite	Indefinite	Indefinite
Indefinite-lived Intangible assets, Gross Amount	$ 1,340,000	$ 1,340,000	$ 1,340,000
Indefinite-lived Intangible assets, Accumulated Amortization
Indefinite-lived intangible assets, Impairment	(167,723)	(167,723)
Indefinite-lived intangible assets, Carrying Value	$ 1,172,277	$ 1,172,277	$ 1,340,000
Developed manufacturing process [Member]
Indefinite-lived
Indefinite-lived intangible assets, Estimated Useful Life (Years)	Indefinite	Indefinite	Indefinite
Indefinite-lived Intangible assets, Gross Amount	$ 1,330,000	$ 1,330,000	$ 1,330,000
Indefinite-lived Intangible assets, Accumulated Amortization
Indefinite-lived intangible assets, Impairment	(166,472)	(166,472)
Indefinite-lived intangible assets, Carrying Value	1,163,528	1,163,528	1,330,000
Total indefinite-lived [Member]
Indefinite-lived
Indefinite-lived Intangible assets, Gross Amount	5,879,000	2,670,000	2,670,000
Indefinite-lived Intangible assets, Accumulated Amortization
Indefinite-lived intangible assets, Impairment	(334,195)	(334,195)
Indefinite-lived intangible assets, Carrying Value	$ 5,544,805	$ 2,335,805	$ 2,670,000